S000003463 [Member] Investment Strategy - Sit Developing Markets Growth Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its objectives by investing, under normal circumstances, at least 80% of its assets in equity securities of growth companies domiciled or operating in a developing market. For purposes of the 80% policy, the Fund defines growth as companies that have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the MSCI Emerging Markets Index during the past 12 months.
Developing market issuers include those located in developing market countries and those determined by Sit Investment Associates, Inc. (the “Adviser”) to have significant economic exposure to developing market countries. For purposes of the Fund’s 80% investment policy, the Adviser will consider all countries that are not part of the MSCI Developed Market Indexes (including both emerging markets and frontier market countries which are emerging market countries at an earlier stage of development) to be developing market countries.
For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Developing markets are those countries that:
›	have emerging stock markets as defined by the International Finance Corporation
›	have low‑to middle-income economies according to the World Bank, or
›	have similar developing characteristics, for example, countries in the MSCI EM Index are considered developing.
In determining where an issuer is located, the Adviser will consider various factors, including the issuer’s country of organization, the location of its management, the country of its primary listing, its reporting currency, and the countries the issuer has significant assets, or derives significant revenues or profits from. The weight given to each of these factors will vary depending on the circumstances in a given case.
As of September 30, 2026, the Fund held investments in Brazil, China, Hong Kong, India, Indonesia, Netherlands, South Africa, South Korea, Singapore, Taiwan, Thailand, and United States.
In selecting investments for the Fund, the Adviser begins by selecting countries or regions in which to invest. In making its selections, the Adviser considers several factors affecting the economy and equity market of foreign countries and regions, including:
›	economic trends,
›	earnings outlook,
›	liquidity within the market,
›	fiscal and monetary policy,
›	currency exchange rate expectations,
›	investment valuation,
›	market sentiment, and
›	social and political trends.
After the country and regional allocations are determined, the Adviser seeks industries and sectors that appear to have strong earnings growth prospects. Within the selected industries and sectors, the Adviser invests in foreign growth-oriented companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:
›	unique product or service,
›	growing product demand,
›	regional or country dominance and growing market share,
›	management experience and capabilities, and
›	strong financial condition.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.
The Fund invests in small, medium and large sized companies. The Fund may invest in securities representing underlying international securities such as sponsored American Depository Receipts, European Depository Receipts and Global Depository Receipts.
The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
In order to hedge against adverse movements in currency exchange rates, the Fund may from time to time enter into forward foreign currency exchange contracts.